Financial and capital management - Market risk (Details) - 12 months ended Dec. 31, 2017 - Currency risk	CAD ($)	USD ($)	USD ($)
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument settled	$ 480,000,000	$ 357,000,000
Percentage of possible change in risk variable	10.00%		10.00%
Reasonably possible change in risk variable impact on net earnings	$ 2,000,000
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income	133,000,000
Maturing in 2018 | Cash flow | Commercial paper | Amount to receive
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value			$ 2,492,000,000
Maturing in 2018 | Cash flow | Commercial paper | Amount to pay
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	3,180,000,000
Maturing in 2018 | Cash flow | Anticipated transactions | Amount to receive
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value			872,000,000
Maturing in 2018 | Cash flow | Anticipated transactions | Amount to pay
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	1,134,000,000
Maturing in 2018 | Fair value hedges | Anticipated transactions | Amount to receive
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value			36,000,000
Maturing in 2018 | Fair value hedges | Anticipated transactions | Amount to pay
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	46,000,000
Maturing in 2018 - 2019 | Cash flow | Anticipated transactions | Amount to receive
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	97,000,000
Maturing in 2018 - 2019 | Cash flow | Anticipated transactions | Amount to pay
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value			75,000,000
Maturing in 2019 | Cash flow | Anticipated transactions | Amount to receive
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value			576,000,000
Maturing in 2019 | Cash flow | Anticipated transactions | Amount to pay
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	721,000,000
Maturing in 2020 - 2021 | Cash flow | Anticipated transactions | Amount to receive
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value			$ 76,000,000
Maturing in 2020 - 2021 | Cash flow | Anticipated transactions | Amount to pay
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	$ 96,000,000